CHANGE IN ACCOUNTING POLICIES (Details) - USD ($)	Jul. 31, 2016	Jul. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred charges	$ 3,348,031	$ 3,745,207
Less accumulated amortization	1,404,267	1,548,769
Net	1,943,764	2,196,438
Deferred tax asset
Mortgage payable, long-term	5,572,477	5,706,446
Current portion of long-term debt	133,969	127,891
Deferred tax liability	4,617,000	3,855,000
Current assets	7,092,364	6,980,620
Total assets	63,545,254	62,802,152
Long-term liabilities	11,178,359	12,397,078
Current liabilities	4,395,958	4,020,405
Total liabilities	15,574,317	16,417,483
Total liabilities and shareholders' equity	$ 63,545,254	62,802,152
Presentation of Deferred Financing Costs [Member] | As Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred charges		3,859,594
Less accumulated amortization		1,560,205
Net		2,299,389
Deferred tax asset		3,531,000
Mortgage payable, long-term		5,786,525
Current portion of long-term debt		150,763
Deferred tax liability		7,386,000
Current assets		10,511,620
Total assets		66,436,103
Long-term liabilities		8,622,157
Current liabilities		4,043,277
Total liabilities		20,051,434
Total liabilities and shareholders' equity		66,436,103
Presentation of Deferred Financing Costs [Member] | Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred charges		114,387
Less accumulated amortization		11,436
Net		102,951
Deferred tax asset		(3,531,000)
Mortgage payable, long-term		80,079
Current portion of long-term debt		22,872
Deferred tax liability		(3,531,000)
Current assets		3,531,000
Total assets		3,633,951
Long-term liabilities		3,774,921
Current liabilities		22,872
Total liabilities		3,633,951
Total liabilities and shareholders' equity		$ 3,633,951